Note 15 - Stock-based Compensation	3 Months Ended	12 Months Ended
	Jan. 31, 2019	Oct. 31, 2018
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
15.
Stock-Based Compensation

Predecessor

The Predecessor accounted for share-based awards in accordance with ASC Topic
718
Compensation–Stock Compensation
(“ASC
718”
), which requires the fair value of stock-based compensation awards to be amortized as an expense over the vesting period. Stock-based compensation awards are valued at fair value on the date of grant. As a result of the Business Combination, all unvested awards were immediately vested, resulting in an amount of
$0.6
million of stock-based compensation expense presented “on the line” (see Business Combination footnote). Stock-based compensation for the Predecessor period from
November 1, 2018
to
December 5, 2018
totaled
$0.1
million, and has been included in general and administrative expenses on the accompanying consolidated statements of income.

Successor

The Company rolled forward certain vested options from the Predecessor to
2,783,479
equivalent vested options in the Successor.
No
incremental compensation costs were recognized on conversion as the fair value of the options issued were equivalent to the fair value of the vested options of the Predecessor. As of
January 31, 2019,
no
share-based awards have been granted by the Successor and therefore, no
expense has been recorded.

Note
14.
Stock-Based Compensation

During
2015,
the Company established the
2015
Equity Incentive Plan (as amended, the
“2015
Plan”). Under the
2015
Plan, the Company
may
award stock options, restricted stock or other equity awards to certain employees, directors and consultants of the Company and its affiliates, including Brundage-Bone and Eco-Pan. The
2015
Plan permits the issuance of up to
1,622,120
shares of the Company’s common stock. The vesting period and term of each option are determined at the date of grant and generally does not
exceed
ten
years. The options
may
include time-vesting and/or performance-based vesting criteria. The options may
be subject to forfeiture if certain vesting requirements are not
met.

As of
October 31, 2018,
there were
362,560
shares of the Company’s common stock available for grant under the
2015
Plan. A summary of option activity for the years ended
October 31, 2018
and
2017,
is as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
		Exercise	Contractual	Intrinsic
	Options	Price	Life	Value

Options outstanding, October 31, 2016	1,529,704	$2.48	8.27	$-
Granted	227,280	17.50
Forfeited	(286,119)	2.74
Cancelled	(70,281)	2.48
Options outstanding, October 31, 2017	1,400,584	$4.86	7.41	$-
Granted	-	-
Forfeited	(141,024)	17.50
Cancelled	-	-
Options outstanding, October 31, 2018	1,259,560	$4.55	7.68	$-

There were
no
options granted to employees during the year ended
October 31, 2018.
The options granted to employees during the year ended
October 31, 2017,
included both time-vesting and performance-based vesting criteria. Of the
227,280
options granted,
54,000
are subject to time vesting only. The time-vesting criteria specify that
20
percent of the options will vest on each of the
first
five
anniversaries of the grant date, subject to the holder’s continued service through the vesting date. The remaining
173,280
options granted include both time-vesting and performance-based vesting criteria. For these grants,
50
percent of the options are subject to time vesting and
50
percent are subject to performance-based vesting. The time-vesting criteria specify that
10
percent of the options shall vest on each of the
first
five
anniversaries the grant date, subject to the holder’s continued service through the vesting date. The performance criteria stipulate that up to
10
percent of the options shall vest on each of the
first
five
anniversaries of the grant date, based on the Company’s annual earnings before income taxes, depreciation and amortization (EBITDA) for the applicable year and provided that the Companies achieve a minimum annual EBITDA amount for that particular year, subject to the holder’s continued service through the vesting date.

The Company repurchased and cancelled
70,281
options during the year ended
October 31, 2017,
for
$686,645.
The repurchase price was less than the fair value of the options at the time of the repurchase and accordingly, no
incremental compensation cost was recorded. The Company did
not
repurchase any options during the year ended
October 31, 2018.

Compensation expense subject to the performance-based vesting criteria is recognized over the requisite service period only if the performance criteria are probable of being met. The fiscal year
2018
and
2016
EBITDA target was achieved by the Company and, therefore, the Company has recognized compensation expense related to those performance tranches. Compensation expense for time-based vesting options is recognized on a straight-line basis over the requisite service period. The fiscal year
2017
EBITDA target was
not
met, thus compensation expense was
not
recorded for the fiscal year
2017
performance vesting tranche with the exception of
two
individuals for which the Company waived the performance- based vesting criteria. Total compensation expense recognized by the Company for the years ended
October 31, 2018,
2017
and
2016,
is
$280,632,
$362,345
and
$109,424,
respectively, which has been included in general and administrative expenses on the accompanying consolidated statements of income.

As of
October 31, 2018,
stock-based compensation
not
yet recognized in income is
$801,892,
which will be recognized over a weighted-average period of
2.5
years. Included in this amount is
$287,818
of expense related to the performance-based awards, which will only be recognized if achievement of the performance targets is determined to be probable.

The following is a summary of options outstanding and exercisable as of
October 31, 2018:

	Options Outstanding			Options Exercisable
		Weighted-
		Average	Weighted-		Weighted-
	Number of	Remaining	Average	Number of	Average
Exercise Price	Options	Contractual Life	Exercise Price	Options	Exercise Price

$2.48	1,085,888	7.18	$2.48	609,368	$2.48
17.50	173,672	10.81	17.50	86,024	17.50
	1,259,560	5.74	$4.55	695,392	$4.34

The Company did
not
grant any options during
2018.
The weighted-average grant date fair value of options granted during
2017
was
$8.16
per share. The fair value of share-based payments was estimated using the Black-Scholes option-pricing model requiring the use of subjective valuation assumptions. The Black-Scholes valuation model requires several inputs, including the expected stock price volatility. Volatility was determined using observations of historical stock prices for five
comparable public companies. The Company’s options have characteristics significantly different from those of traded options, and changes in input assumptions can materially affect the fair value estimates.

There were
no
options granted during
2018.
The fair value of options granted during
2017
and
2016
was estimated using the following assumptions:

	2017	2016
Risk-free interest rate	1.61%	1.05%	-	1.62%
Expected dividend yield	None		None
Expected volatility factor	45.37%	29.54%	-	35.27%
Expected option life (in years)	6.5	4	-	5
Actual forfeitures	None		0